OTHER ASSETS	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Other Non-current Assets Disclosure [Abstract]
Other Non-current Assets Disclosure [Text Block]

Note 12 – Other Assets

Other assets consisted of the following at November 30, 2021 and May 31, 2021:

	November 30,	May 31,
	2021	2021
Security deposits	$167,455	$167,455
Construction deposit	93,000	-
	$260,455	$167,455
NOTE 13 – OTHER ASSETS Other assets included the following as of May 31, 2021 and May 31, 2020:
	May 31,	May 31,
	2021	2020
Security deposits	167,455	167,455
	$167,455	$167,455